Offerings - Offering: 1	Sep. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2026
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9993
Maximum Aggregate Offering Price	$ 499,650,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,748.34
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-281921.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.